111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  December 15, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Active Exchange Traded Funds Trust (the “Trust”) (File Nos. 333-278691 and 811-23953) on behalf of MFS® Blended Research® Emerging Markets Equity ETF (the “Fund”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 7 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 10, 2025.

 Please call the undersigned at (617) 954-4873 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

  Sincerely,

  /s/DJANIRA LEAL

  Djanira Leal

  Assistant Counsel